SHORT TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2021
SHORT TERM INVESTMENTS
Schedule of amortized cost, gross unrealized gain in accumulated other comprehensive income, and estimated fair value of investments

	As of December 31, 2020
		Gross unrealized gain
		in accumulated other	Estimated
	Amortized Cost	comprehensive income	Fair value
	RMB	RMB	RMB
Short-term investments:
Held-to-maturity investments
Fixed-rate financial products	45,000	—	45,000

Available-for-sale investments
Adjustable-rate financial products	117,000	854	117,854

	As of December 31, 2021
		Gross unrealized gain
		in accumulated other	Estimated
	Amortized Cost	comprehensive income	Fair value
	RMB	RMB	RMB
Short-term investments:
Held-to-maturity investments
Fixed-rate financial products	2,000	—	2,000

Available-for-sale investments
Adjustable-rate financial products	15,000	764	15,764

Schedule of interest income recognized on held-to-maturity investments

	Years Ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$

Interest income recognized on held-to-maturity investments	1,904	548	1,239	163